Related Party Transactions - Additional Information - Parent (Detail)	12 Months Ended
Dec. 31, 2018
Santander UK Group Holdings plc [member]
Disclosure of transactions between related parties [line items]
Description related party transactions	The Company’s only transactions with related parties arise in connection with the receipt of dividends declared by its subsidiaries, payment of dividends on its own ordinary shares and Perpetual Capital Securities, interest payments to its subsidiary on intercompany loans and interest received from its subsidiary relating to downstreamed funding of senior debt, as well as the transactions entered into as part of the implementation of Santander UK’s ring-fencing plans as set in Note 43 to the Consolidated Financial Statements.